Income Taxes - Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Reconciliation of Estimated Income Taxes to Income Tax Expense as Reported [Line Items]
Income before income tax expense	₨ 705,459.0	$ 8,465.0	₨ 662,381.8	₨ 519,162.2
Statutory income tax rate	25.17%	25.17%	25.17%	25.17%
Expected income tax expense	₨ 177,549.9	$ 2,130.4	₨ 166,708.3	₨ 130,662.7
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund	(4,125.0)	(49.5)	(2,204.9)	0.0
Stock-based compensation	(10,645.6)	(127.7)	1,645.9	3,493.1
Income subject to rates other than the statutory income tax rate	(1,262.0)	(15.1)	(6.8)	(2,347.6)
Special reserve	(5,143.2)	(61.7)
Unrecognised tax benefit of earlier years including consequential tax credit pursuant to favourable orders received recognised	(80,874.4)	(970.4)
Other, net	2,327.4	27.9	(25.1)	751.0
Income tax expense	₨ 77,827.1	$ 933.9	₨ 166,117.4	₨ 132,559.2